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June 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE:   RiverSource Selected Series, Inc.
           RiverSource Precious Metals and Mining Fund
      Post-Effective Amendment No. 50
      File Nos. 2-93745/811-4132
      Accession Number: 0000950123-10-053755

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant's Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on May 27, 2010.

If you have any questions regarding this filing, please contact either Erin Nygard at (612) 671-2543 or me at (212) 850-1703.

Sincerely,


/s/ Joseph L. D'Alessandro
-----------------------------------
Joseph L. D'Alessandro
Vice President and Group Counsel
Ameriprise Financial, Inc.